Analysis of cash flows - Net cash flow from operating activities (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Analysis of cash flows [Abstract]
Profit for the period	£ 301.1	£ 287.3	[1]
Taxation	117.5	107.1
Revaluation and retranslation of financial instruments	(33.1)	12.1
Finance costs	144.9	147.2
Finance and investment income	(55.5)	(30.1)
Share of results of associates	63.8	(40.0)
Adjustments for:
Non-cash share-based incentive plans (including share options)	67.3	43.9
Depreciation of property, plant and equipment	79.9	71.2
Depreciation of right-of-use assets	129.9	139.3
Impairment charges included within restructuring costs	8.1	7.9
Amortisation and impairment of acquired intangible assets	31.5	30.1
Amortisation of other intangible assets	13.6	9.4
Loss on disposal of investments and subsidiaries	48.1	1.0
Gains on remeasurement of equity interests arising from a change in scope of ownership	(60.4)	0.0
Gains on sale of property, plant and equipment	(1.1)	(1.2)
Movements in trade working capital	(1,015.3)	(464.1)
Movements in other working capital and provisions	(725.9)	(41.2)
Corporation and overseas tax paid	(162.7)	(162.7)
Interest and similar charges paid	(86.8)	(90.1)
Interest expense related to lease liabilities	(44.1)	(44.7)
Interest received	26.9	25.1
Income from equity investments	20.1	5.0
Dividends from associates	21.4	26.7
Net cash (outflow)/inflow from operating activities	£ (1,110.8)	£ 39.2

[1]	Figures have been restated as described in Note 2: Accounting Policies.